LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of detailed information about borrowings [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Non-current
Finance lease liability (refer to note 19)	40,350	46,707	51,530
Loan – Randgold (refer to note 26)	860	222	217
	41,210	46,929	51,747
Current
Finance lease liability (refer to note 19)	7,596	8,310	8,223
Loan – Randgold (refer to note 26)	-	1,975	1,585
	7,596	10,285	9,808
Total loans and borrowings	48,806	57,214	61,555